Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024 [1]	Mar. 31, 2024	[1],[2]	Mar. 31, 2023 [2]
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized	4,400,000	4,400,000		4,400,000
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	44,000,000	44,000,000		44,000,000
Common stock, shares outstanding	24,587,500	22,000,000		22,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the stock split completed on April 2, 2024.
[2]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on December 21, 2022 and to give effect to the stock split completed on April 2, 2024.